UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Archon Capital Management LLC

Address:         1301 5th Ave, Suite 3008
                 Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA          November 15, 2010
--------------------------------  ----------------    ----------------------
          [Signature]              [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $71,336
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1.      028-13744                Strategos Fund, L.P.
---     -----------------        ---------------------------

                           FORM 13F INFORMATION TABLE
                         Archon Capital Management LLC
                               September 30, 2010

COLUMN 1                    COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                              TITLE                       VALUE        SHRS OR  SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP        (X$1000)      PRN AMT  PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED NONE
--------------              ---------       ------       ---------     -------- ---------  ----------- - --------  ----  ------ ----
A123 SYS INC                  COM           03739T108       538        60,000   SH        Shared-Defined    1        60,000
ADOBE SYS INC                 COM           00724F101     2,092        80,000   SH        Shared-Defined    1        80,000
ATHEROS COMMUNICATIONS INC    COM           04743P108       870        33,000   SH        Shared-Defined    1        33,000
BITSTREAM INC                 CL A          091736108       484        72,000   SH        Shared-Defined    1        72,000
CHINA-BIOTICS INC             COM           16937B109     1,103       100,300   SH        Shared-Defined    1       100,300
CHINDEX INTERNATIONAL INC     COM           169467107       604        40,000   SH        Shared-Defined    1        40,000
COMPLETE PRODUCTION SERVICES  COM           20453E109     1,023        50,000   SH        Shared-Defined    1        50,000
COPART INC                    COM           217204106     2,967        90,000   SH        Shared-Defined    1        90,000
DECKERS OUTDOOR CORP          COM           243537107     1,449        29,000   SH        Shared-Defined    1        29,000
EQUINIX INC                   COM NEW       29444U502       819         8,000   SH        Shared-Defined    1         8,000
EXPRESS 1 EXPEDITED SOLUTION  COM           30217Q108     5,430     2,888,162   SH        Shared-Defined    1     2,888,162
HANGER ORTHOPEDIC GROUP INC   COM NEW       41043F208     3,462       238,100   SH        Shared-Defined    1       238,100
J CREW GROUP INC              COM           46612H402     6,623       197,000   SH        Shared-Defined    1       197,000
KFORCE INC                    COM           493732101     1,559       113,600   SH        Shared-Defined    1       113,600
KNIGHT CAP GROUP INC          CL A COM      499005106     2,881       232,500   SH        Shared-Defined    1       232,500
MARCHEX INC                   CL B          56624R108     8,444     1,549,313   SH        Shared-Defined    1     1,549,313
MINDSPEED TECHNOLOGIES INC    COM NEW       602682205     1,476       190,000   SH        Shared-Defined    1       190,000
NEWFIELD EXPL CO              COM           651290108     1,637        28,500   SH        Shared-Defined    1        28,500
NORDSTROM INC                 COM           655664100     2,120        57,000   SH        Shared-Defined    1        57,000
ORION ENERGY SYSTEMS INC      COM           686275108     1,475       465,300   SH        Shared-Defined    1       465,300
PAN AMERICAN SILVER CORP      COM           697900108     1,184        40,000   SH        Shared-Defined    1        40,000
QUANTUM CORP                  COM DSSG      747906204       753       355,000   SH        Shared-Defined    1       355,000
QUINSTREET INC                COM           74874Q100     3,362       224,300   SH        Shared-Defined    1       224,300
RIGHTNOW TECHNOLOGIES INC     COM           76657R106     3,128       158,800   SH        Shared-Defined    1       158,800
SAVVIS INC                    COM NEW       805423308     2,319       110,000   SH        Shared-Defined    1       110,000
SHOE CARNIVAL INC             COM           824889109     4,101       202,800   SH        Shared-Defined    1       202,800
TERREMARK WORLDWIDE INC       COM NEW       881448203       207        20,000   SH        Shared-Defined    1        20,000
TRADESTATION GROUP INC        COM           89267P105     2,402       365,000   SH        Shared-Defined    1       365,000
VALASSIS COMMUNICATIONS INC   COM           918866104       495        14,600   SH        Shared-Defined    1        14,600
WEBMEDIABRANDS INC            COM           94770W100        97       109,500   SH        Shared-Defined    1       109,500
ZIX CORP                      COM           98974P100     6,234     2,195,000   SH        Shared-Defined    1     2,195,000

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